AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 73.5%
	ADVERTISING — 0.1%
5,000	Trade Desk, Inc. - Class A*	$90,400

	AEROSPACE/DEFENSE — 2.4%
5,500	FTAI Aviation Ltd.	1,487,915

	AUTO MANUFACTURERS — 4.5%
6,718	Tesla, Inc.*	2,825,591

	COMMERCIAL SERVICES — 0.6%
350	United Rentals, Inc.	396,512

	COMPUTERS — 6.9%
8,173	Apple, Inc.	2,364,939
1,272	Crowdstrike Holdings, Inc. - Class A*	970,714
600	Leidos Holdings, Inc.	61,782
1,000	Parsons Corp.*	52,390
969	Seagate Technology Holdings PLC	935,085
		4,384,910
	DIVERSIFIED FINANCIAL SERVICES — 0.8%
2,300	Apollo Global Management, Inc.	272,113
700	Visa, Inc. - Class A	240,163
		512,276
	ENGINEERING & CONSTRUCTION — 3.4%
600	Comfort Systems USA, Inc.	1,189,170
6,000	Granite Construction, Inc.	948,480
		2,137,650
	INSURANCE — 0.8%
12,000	Equitable Holdings, Inc.	526,560

	INTERNET — 11.1%
5,000	Alphabet, Inc. - Class A	1,786,850
8,500	Amazon.com, Inc.*	2,025,890
1,513	AppLovin Corp. - Class A*	779,543
2,800	Meta Platforms, Inc. - Class A	1,577,212
2,000	Netflix, Inc.*	142,800
1,500	Spotify Technology S.A.*	688,695
		7,000,990
	MACHINERY-CONSTRUCTION & MINING — 6.6%
12,500	Vertiv Holdings Co. - Class A	4,185,250

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	METAL FABRICATE/HARDWARE — 0.8%
3,300	Advanced Drainage Systems, Inc.	$517,968

	OIL & GAS SERVICES — 0.2%
1,500	Tidewater, Inc.*	99,945

	PHARMACEUTICALS — 0.5%
6,000	Novo Nordisk A/S - ADR	287,640

	SEMICONDUCTORS — 28.9%
7,816	Advanced Micro Devices, Inc.*	4,540,392
5,812	Broadcom, Inc.	2,195,483
4,844	KLA Corp.	1,461,483
9,326	Lam Research Corp.	4,041,236
20,000	NVIDIA Corp.	4,001,800
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,053,551
		18,293,945
	SOFTWARE — 4.8%
1,700	Microsoft Corp.	634,134
19,432	Palantir Technologies, Inc. - Class A*	2,267,131
1,500	ServiceNow, Inc.*	148,920
		3,050,185
	TELECOMMUNICATIONS — 1.1%
4,000	Arista Networks, Inc.*	679,520
	TOTAL COMMON STOCKS
	(Cost $25,438,864)	46,477,257
	EXCHANGE-TRADED FUNDS — 6.1%
31,500	ProShares Short S&P500	1,040,130
42,689	ProShares UltraPro Short QQQ	1,550,038
22,120	ProShares UltraShort S&P500	1,257,964
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $7,860,370)	3,848,132
	MUTUAL FUNDS — 18.4%
	EQUITY FUND — 18.4%
907,080	AXS Adaptive Plus Fund - Class I1	11,674,114
	TOTAL MUTUAL FUNDS
	(Cost $10,585,934)	11,674,114

	SHORT-TERM INVESTMENTS — 1.2%
337,442	Goldman Sachs Financial Square Government Fund, 3.22%[2]	337,442

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
402,307	JPMorgan U.S. Government Money Market Fund, 3.23%[2]	$402,307
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $739,749)	739,749

	TOTAL INVESTMENTS — 99.2%
	(Cost $44,624,917)	62,739,252
	Other Assets in Excess of Liabilities — 0.8%	480,450
	TOTAL NET ASSETS — 100.0%	$63,219,702

PLC – Public Limited Company

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Mutual Funds - 18.5%
AXS Adaptive Plus Fund - Class I	$9,928,669	$197,400	$-	$-	$1,548,045	$11,674,114	$197,400
Total	$9,928,669	$197,400	$-	$-	$1,548,045	$11,674,114	$197,400

	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Mutual Funds
AXS Adaptive Plus Fund - Class I	888,870	18,210	-	907,080
Total	888,870	18,210	-	907,080